Restructuring (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Summary of Restructuring Activities

The Company accrues the retention bonus monthly on a straight line basis through the retention period. See below for all activity during the year ended December 31, 2016:

(Dollars in thousands)	Severance Accrual	Retention Bonus Accrual	Total
December 31, 2015 Balance	–	–	–
Restructuring in February, 2016	$1,217	$–	1,217
Accruals for retention bonus	–	1,177	1,177
Payments	(912)	(957)	(1,869)

December 31, 2016 Balance	$305	$220	$525